Advances to third parties (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of advances to third parties
Advances to third parties comprise the following:

	2021	2020
	$	$
Advances to a third party independent sales organization	16,616	46,680
Other	164	318
	16,780	46,998

Current portion	(3,104)	(8,520)
Long-term portion	13,676	38,478

Schedule of movement in advances to third parties
The movement in the advances to a third party independent sales organization is as follows:

	2021	2020
	$	$
Balance, beginning of year	46,680	51,175
Interest on advances to a third party	2,568	5,427
Merchant residuals received	(9,036)	(12,649)
Settlement of advances to a third party	(23,687)	—
Acquisition	—	3,240
Fair value remeasurement	91	(513)
Balance, end of year	16,616	46,680